TAXATION - Summary of Unrecognized Tax Benefit (Details) - 6 months ended Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Income Tax Uncertainties [Abstract]
Balance at beginning of the year	¥ 59,049	$ 8,816
Additions based on tax positions related to current year	25,854	3,860
Reductions for tax positions related to prior years	(41,036)	(6,127)
Balance at end of the year	¥ 43,867	$ 6,549